Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 35,299	$ 30,572	$ 30,509
Senior unsecured debt	131,022	130,323	133,159
of which: contributes to total loss-absorbing capacity	93,503	93,863	92,515
of which: issued by UBS AG standalone with original maturity greater than one year	29,407	30,112	32,664
Covered bonds	11,432	9,044	8,762
Subordinated debt	17,291	17,038	15,030
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	16,608	16,352	13,084
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments			1,245
of which: eligible as non-Basel III-compliant tier 2 capital instruments	196	205	207
Debt issued through the Swiss central mortgage institutions	29,190	26,474	26,335
Other long-term debt	476	429	424
Long-term debt	189,411	183,308	183,709
Total debt issued measured at amortized cost	224,709	213,880	214,219
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 10,200	$ 10,100	$ 6,900
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	93.00%
Unsecured portion of total debt issued measured at amortized cost	100.00%